UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  March 31, 2021

Item 1. Report to Stockholders.

(a)

ANNUAL REPORT
MARCH 31, 2021

Advised by NorthCoast Asset Management LLC

WWW.NORTHCOASTAM.COM
(800) 558-9105

TABLE OF CONTENTS

A Message to Our Shareholders	1

Sector Allocation	5

Performance Information	6

Schedule of Investments	7

Statement of Assets and Liabilities	12

Statement of Operations	13

Statements of Changes in Net Assets	14

Financial Highlights	15

Notes to Financial Statements	16

Report of Independent Registered Public Accounting Firm	25

Expense Example	26

Trustees and Executive Officers	28

Federal Tax Information	35

Additional Information	36

Privacy Notice	38

CAN SLIM® TACTICAL GROWTH FUND

Dear Fellow Investor,

CAN SLIM® Tactical Growth Fund (the “Fund”)
CANGX
NorthCoast Asset Management, Adviser
Annual Report, March 2021

So far in 2021 we find ourselves in the midst of an incredible amount of societal and economic change worthy of discussion. How about economic growth for starters? Former president Ronald Reagan was in the White House and Return of the Jedi was in theaters when economic growth hit levels that we expect to see this year if economists are correct. Those surveyed by The Wall Street Journal boosted their average forecast for 2021 economic growth to 6.4%, measured as the change in inflation-adjusted gross domestic product in the fourth quarter from a year earlier. If realized, that would be one of the few times in 70 years that the economy has grown so quickly. Adding fuel to this projection, Congress just approved an additional $1.9 trillion in fiscal support as President Biden unveiled an infrastructure investment plan to be partly financed by higher corporate taxes.

How about efforts to resurrect normal life after COVID-19 shutdowns? While a purely digital existence has been interesting and miraculous in many ways, it’s not sustainable. Humans are social beings, and we need real interaction with each other to thrive. About a third of Americans have now received at least one dose of the COVID-19 vaccine and recent data shows 19.4% of the U.S. population is fully inoculated against COVID-19 according to the Centers for Disease Control and Prevention.1  We’re not out of the woods yet. But parts of pre-pandemic life are returning, from Hollywood movie openings (Godzilla vs. Kong raked in $48.5 million despite capacity limitations at most theaters) and baseball fans are returning to stadiums as MLB kicked off the season on April 1, (roughly 13,000 fans were allowed to watch the Los Angeles Angels play the Chicago White Sox on Opening Day, as Angel Stadium opened at 33% capacity).2

And for investors, what about all-time highs in the stock market coinciding with a historically significant rise in bond rates? The good news is your portfolio has got you feeling pretty good. The bad news is that financial assets have never been so expensive at the start of an economic recovery, and the market euphoria is increasingly turning into concern about the outlook for inflation. Stock markets are discounting

CAN SLIM® TACTICAL GROWTH FUND

machines and it’s important to ask “will people buy 4 Peloton bikes?” or said another way, at what point is all that future growth already priced in? Having been quiet for much of last year, bond markets are getting more worried about inflation, and both central expectations and the inflation risk premium have started to rise. U.S. 10-year Treasury yields are currently around 1.7% and forwards indicate they are likely to move higher. That amounts to a ~80 basis point (1 basis point = one hundredth of one percent) rise in yields in three months, the sharpest move in over four years. Much of the bond market concern is centered in the U.S., where some fear the $1.9 trillion fiscal stimulus is too large, especially on the back of $3.1 trillion in stimulus to date, the full effects of which are yet to be felt. In addition to those factors, markets also sense that potentially very large pent-up private demand may meet significant supply constraints across economies once they fully re-open. If that wasn’t enough, underneath those estimates lurk some concerning details – China’s producer prices climbed in March by the most since July 2018 on surging commodity costs and the producer price index rose 4.4% from a year earlier after gaining 1.7% in February.

For the year ended March 31, 2021, the Fund had a return of 39.85% compared to the S&P 500® return of 56.35% and the Morningstar® Moderate Target Risk Index return of 33.07%. During the 2021 fiscal year, the top contributors to the Fund’s performance were Apple Inc. (AAPL), Enphase Energy Inc. (ENPH), LPL Financial Holdings (LPLA), Rent-A-Center Inc. (RCII), and Applied Materials Inc. (AMAT). Combined, these positions contributed +4.83% to the overall Fund performance. The largest detractors during this time period were Intel Corporation (INTC), Vertex Pharmaceuticals (VRTX), Cisco Systems Inc. (CSCO), Allstate Corp. (ALL), and Baxter International Inc. (BAX). These positions detracted a combined -3.54% from performance.

So, what does that mean going forward? In our mind stocks continue to be good assets to own. We do expect further gains this year but with much more volatility. Second quarter earnings between now and the end of May are important because the S&P 500® is trading at 22.6 times its projected earnings over the next 12 months, above the five-year average of 18.143. Higher valuation measures don’t lead to bear markets alone and too many other positive market metrics (technical, macro-economic and business sentiment in particular) still make the market attractive. But I would expect at least one pretty good scare during the summer. Volumes are lower at that time, which can exacerbate some corrections.

CAN SLIM® TACTICAL GROWTH FUND

My guess is inflation concerns will probably be the culprit as it becomes more difficult for the biggest and most expensive stocks to withstand the pressure of valuation measures focusing on more distant future economic value. But corrections are inevitable and shouldn’t matter to investors with at least a three-year outlook. By the time people start reacting to it, it will probably be over.

The Fund seeks long-term capital appreciation and invests primarily in common stocks of all sizes exhibiting accelerated earnings growth, market leadership and other growth characteristics. While the fund seeks top stocks based on the CAN SLIM® criteria, it also utilizes a “cash-scaling” approach that seeks to protect assets during downturns in the market. The Fund seeks to participate in market growth with less volatility and risk over a full market cycle.

Moving into Q2 –

At present, we are seeing more positive signals than negative. The broadening of the equity market’s rise is encouraging and the technology sector’s lagging behind cyclicals and value is long overdue. The economy’s strength is also a major positive. Valuations are still holding back our investment levels in U.S. equities, and we remain at an opportunistic 78%.

Thank you for your business. As Adviser to the Fund it is a privilege for NorthCoast to serve you and we look forward to continued success together.

Sincerely,

Patrick Jamin
NorthCoast Asset Management LLC

CAN SLIM® TACTICAL GROWTH FUND

Notes:
1  Source: Centers for Disease Control COVID-19 statistics
2  Source: ESPN
3  Source: FactSet

Opinions expressed are subject to change, are not guaranteed and should not be considered a recommendation to buy or sell any security.

Past performance is no guarantee of future results.

Mutual fund investing involves risk. Principal loss is possible. The Fund may invest in foreign securities which will involve greater volatility and political, economic and currency risks and differences in accounting methods. The Fund invests in micro-, small-and medium-capitalization companies, which involve additional risks such as limited liquidity and great price volatility than large-capitalization companies. The Fund will experience portfolio turnover, which may result in adverse tax consequences to the Fund’s shareholders. Because the Fund can invest in other investment companies your cost of investing in the Fund will be higher than your cost of investing directly in the shares of the mutual funds in which it invests. By investing in the Fund, you will indirectly bear your share of any fees and expenses charged by the underlying funds, in addition to indirectly bearing the principal risks of those funds. Because the fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares.

Investment performance reflects fee waivers. In the absence of fee waivers, total returns would be reduced.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  You cannot invest directly in an index.

The Morningstar® Moderate Target Risk Index represents a portfolio of global equities, bonds, and traditional inflation hedges, such as commodities and TIPS. This portfolio is held in a static allocation of 60% equities and 40% fixed income, which is appropriate for U.S. investors who seek average exposure to equity market risk and returns.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of holdings, please refer to the Schedule of Investments in this report. Current and future holdings are subject to risk.

Must be preceded or accompanied by a current prospectus.

The CAN SLIM® Tactical Growth Fund is distributed by Quasar Distributors, LLC.

Earnings growth is not representative of the fund’s future performance.

CAN SLIM® TACTICAL GROWTH FUND

SECTOR ALLOCATION (% OF NET ASSETS)
AT MARCH 31, 2021 (UNAUDITED)

1 Cash equivalents, exchange-traded funds and liabilities in excess of other assets.

CAN SLIM® TACTICAL GROWTH FUND

VALUE OF $10,000 VS S&P 500® INDEX AND
MORNINGSTAR MODERATE TARGET RISK INDEX (UNAUDITED)

Average annual returns for the periods ended March 31, 2021

	1 Year	5 Year	10 Year
CAN SLIM® Tactical Growth Fund	39.85%	8.34%	7.45%
S&P 500® Index	56.35%	16.29%	13.91%
Morningstar® Moderate Target Risk Index	33.07%	9.75%	7.59%

This chart illustrates the performance of a hypothetical $10,000 investment made on March 31, 2011, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect fee waivers in effect. In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains, dividends and return of capital, if applicable, for a fund and dividends for an index.

Performance data quoted represents past performance and is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (800) 558-9105 or visiting www.northcoastam.com

The Fund imposes a 2% redemption fee on shares held less than 30 days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

CAN SLIM® TACTICAL GROWTH FUND

SCHEDULE OF INVESTMENTS
AT MARCH 31, 2021

Shares		Value
COMMON STOCKS: 82.6%

Aerospace & Defense: 1.3%
2,070	L3Harris Technologies, Inc.	$419,548

Banks: 5.5%
16,235	Bank of America Corp.	628,132
8,279	Citizens Financial Group, Inc.	365,518
2,121	JPMorgan Chase & Co.	322,880
7,485	US Bancorp	413,995
		1,730,525

Biotechnology: 1.0%
1,462	Vertex Pharmaceuticals, Inc.[1]	314,169

Building Materials: 1.2%
6,305	Masco Corp.	377,669

Chemicals: 1.1%
454	The Sherwin-Williams Co.	335,057

Commercial Services: 5.4%
1,673	Global Payments, Inc.	337,243
1,247	Moody’s Corp.	372,367
2,568	PayPal Holdings, Inc.[1]	623,613
6,264	The Rent-A-Center, Inc.	361,182
		1,694,405

Computers: 3.9%
7,404	Apple, Inc.	904,399
3,015	Logitech International SA	315,067
		1,219,466

Cosmetics & Personal Care: 1.1%
4,218	Colgate-Palmolive Co.	332,505

Diversified Financial Services: 3.4%
7,989	Ally Financial, Inc.	361,183
452	BlackRock, Inc.	340,790
2,575	LPL Financial Holdings, Inc.	366,062
		1,068,035

The accompanying notes are an integral part of these financial statements.

CAN SLIM® TACTICAL GROWTH FUND

SCHEDULE OF INVESTMENTS
AT MARCH 31, 2021 (CONTINUED)

Shares		Value
COMMON STOCKS: 82.6% (Continued)

Entertainment: 1.0%
1,843	Madison Square Garden
	Sports Corp. – Class A1	$330,745

Healthcare-Products: 4.1%
1,463	Danaher Corp.	329,292
4,248	Hologic, Inc.[1]	315,966
687	IDEXX Laboratories, Inc.[1]	336,156
712	Thermo Fisher Scientific, Inc.	324,943
		1,306,357

Healthcare-Services: 1.2%
1,024	UnitedHealth Group, Inc.	381,000

Housewares: 1.2%
1,560	The Scotts Miracle-Gro Co.	382,153

Insurance: 2.4%
3,503	The Allstate Corp.	402,495
3,848	The Progressive Corp.	367,907
		770,402

Internet: 11.1%
1,363	Alibaba Group Holding, Ltd. – ADR[1]	309,033
430	Alphabet, Inc. – Class A1	886,883
307	Amazon.com, Inc.[1]	949,882
6,931	EverQuote, Inc. – Class A1	251,526
2,473	Facebook, Inc. – Class A1	728,373
701	Netflix, Inc.[1]	365,684
		3,491,381

Leisure Time: 1.2%
2,829	Polaris, Inc.	377,671

Lodging: 1.2%
2,616	Marriott International, Inc.[1]	387,456

Media: 1.1%
6,224	Comcast Corp. – Class A	336,781

The accompanying notes are an integral part of these financial statements.

CAN SLIM® TACTICAL GROWTH FUND

SCHEDULE OF INVESTMENTS
AT MARCH 31, 2021 (CONTINUED)

Shares		Value
COMMON STOCKS: 82.6% (Continued)

Miscellaneous Manufacturer: 1.0%
2,137	Axon Enterprise, Inc.[1]	$304,352

Oil & Gas: 3.2%
9,939	Exxon Mobil Corp.	554,894
19,578	Matador Resources Co.	459,104
		1,013,998

Packaging & Containers: 1.2%
6,145	Berry Global Group, Inc.[1]	377,303

Pharmaceuticals: 5.5%
5,340	Bristol-Myers Squibb Co.	337,114
2,645	Jazz Pharmaceuticals PLC[1]	434,759
4,002	Johnson & Johnson	657,729
1,849	Zoetis, Inc.	291,180
		1,720,782

Retail: 6.4%
1,713	Dollar General Corp.	347,088
812	Domino’s Pizza, Inc.	298,645
1,210	The Home Depot, Inc.	369,352
2,087	Lowe’s Companies, Inc.	396,906
998	Ulta Beauty, Inc.[1]	308,552
2,218	Walmart, Inc.	301,271
		2,021,814

Semiconductors: 1.1%
1,848	Texas Instruments, Inc.	349,254

Software: 11.2%
784	Adobe, Inc.[1]	372,690
2,535	Fidelity National
	Information Services, Inc.	356,446
2,914	Fiserv, Inc.[1]	346,883
1,115	Intuit, Inc.	427,112
4,559	Microsoft Corp.	1,074,875

The accompanying notes are an integral part of these financial statements.

CAN SLIM® TACTICAL GROWTH FUND

SCHEDULE OF INVESTMENTS
AT MARCH 31, 2021 (CONTINUED)

Shares		Value
COMMON STOCKS: 82.6% (Continued)

Software: 11.2% (Continued)
1,462	salesforce.com, Inc.[1]	$309,754
5,015	SS&C Technologies Holdings, Inc.	350,398
1,209	Workday, Inc. – Class A1	300,352
		3,538,510

Telecommunications: 2.0%
2,508	T-Mobile US, Inc.[1]	314,227
5,716	Verizon Communications, Inc.	332,386
		646,613

Transportation: 2.6%
1,739	FedEx Corp.	493,946
1,989	United Parcel Service, Inc. – Class B	338,110
		832,056
TOTAL COMMON STOCKS
(Cost $21,849,959)		26,060,007

INVESTMENT COMPANIES: 10.0%
18,253	iShares 1-3 Year Treasury Bond ETF	1,574,321
31,040	JPMorgan Ultra-Short Income ETF	1,575,435
TOTAL INVESTMENT COMPANIES
(Cost $3,145,630)		3,149,756

REAL ESTATE INVESTMENT TRUSTS: 1.0%
1,742	Innovative Industrial Properties, Inc.	313,839
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $336,979)		313,839

The accompanying notes are an integral part of these financial statements.

CAN SLIM® TACTICAL GROWTH FUND

SCHEDULE OF INVESTMENTS
AT MARCH 31, 2021 (CONTINUED)

Shares	Value
SHORT-TERM INVESTMENTS: 6.7%
2,120,393	First American Government
Obligations Fund – Class X, 0.036%[2]	$2,120,393
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,120,393)	2,120,393
TOTAL INVESTMENTS IN SECURITIES: 100.3%
(Cost $27,452,961)	31,643,995
Liabilities in Excess of Other Assets: (0.3)%	(107,924)
TOTAL NET ASSETS: 100.0%	$31,536,071

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of March 31, 2021.

The accompanying notes are an integral part of these financial statements.

CAN SLIM® TACTICAL GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
AT MARCH 31, 2021

ASSETS
Investments in securities, at value
(Cost $27,452,961)	$31,643,995
Receivables:
Dividends and interest	20,650
Fund shares sold	11,636
Prepaid expenses	15,636
Total assets	31,691,917

LIABILITIES
Payables:
Fund shares redeemed	69,124
Investment advisory fees, net	12,041
Administration fees	11,939
Fund accounting fees	10,255
Audit fees	22,100
Custody fees	1,231
Trustee fees	4,951
Transfer agent fees	8,605
Distribution fees	1,776
Chief Compliance Officer fees	3,750
Printing & mailing expense	5,508
Other accrued expenses	4,566
Total liabilities	155,846
NET ASSETS	$31,536,071

COMPONENTS OF NET ASSETS
Paid-in capital	$24,846,535
Total distributable (accumulated) earnings (losses)	6,689,536
Net assets	$31,536,071

COMPUTATION OF NET ASSET VALUE
Net assets	$31,536,071
Shares issued and outstanding (unlimited
number of shares authorized without par value)	2,057,054
Net asset value, offering and redemption price per share	$15.33

The accompanying notes are an integral part of these financial statements.

CAN SLIM® TACTICAL GROWTH FUND

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2021

INVESTMENT INCOME
Dividends (net of foreign withholding tax of $143)	$326,225
Interest	3,372
Other income	429
Total investment income	330,026

EXPENSES
Investment advisory fees	325,527
Distribution fees	81,382
Administration fees	66,012
Transfer agent fees	48,270
Fund accounting fees	40,612
Miscellaneous expense	25,564
Registration fees	23,456
Audit fees	22,100
Trustee fees	17,913
Chief Compliance Officer fees	13,500
Legal fees	12,105
Reports to shareholders	11,218
Custody fees	7,246
Insurance expense	3,083
Interest expense	35
Total expenses	698,023
Less: fees waived	(245,356)
Net expenses	452,667
Net investment income (loss)	(122,641)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments
and foreign currency transactions	4,367,829
Change in net unrealized
appreciation/depreciation on investments	6,553,879
Net realized and unrealized gain (loss) on
investments and foreign currency transactions	10,921,708
Net increase (decrease) in net assets
resulting from operations	$10,799,067

The accompanying notes are an integral part of these financial statements.

CAN SLIM® TACTICAL GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31, 2021	March 31, 2020

INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$(122,641)	$116,567
Net realized gain (loss) on investments
and foreign currency transactions	4,367,829	262,167
Change in net unrealized appreciation/
depreciation on investments	6,553,879	(4,455,262)
Net increase (decrease) in net
assets resulting from operations	10,799,067	(4,076,528)

DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions	(25,084)	(1,954,386)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets
derived from net change in
outstanding shares[1]	(8,279,123)	(12,934,380)
Total increase (decrease)
in net assets	2,494,860	(18,965,294)

NET ASSETS
Beginning of year	29,041,211	48,006,505
End of year	$31,536,071	$29,041,211

[1]	Summary of capital share transactions is as follows:

	Year Ended		Year Ended
	March 31, 2021		March 31, 2020
	Shares	Value	Shares	Value
Shares sold	422,071	$5,433,365	271,135	$3,625,817
Shares issued in
reinvestment
of distributions	1,438	20,003	135,396	1,822,425
Shares redeemed[2]	(1,013,434)	(13,732,491)	(1,362,813)	(18,382,622)
Net increase
(decrease)	(589,925)	$(8,279,123)	(956,282)	$(12,934,380)

[2]	Net of redemption fees of $495 and $748, respectively.

The accompanying notes are an integral part of these financial statements.

CAN SLIM® TACTICAL GROWTH FUND

FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH YEAR

	Year Ended March 31,
	2021	2020	2019	2018	2017
Net asset value,
beginning of year	$10.97	$13.32	$14.19	$14.81	$13.48

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	(0.05)	0.04	0.02	0.02	(0.01)
Net realized and unrealized
gain (loss) on investments	4.42	(1.76)	(0.43)	2.14	1.43
Total from
investment operations	4.37	(1.72)	(0.41)	2.16	1.42

LESS DISTRIBUTIONS:
Net investment income	(0.01)	(0.05)	—	(0.03)	(0.01)
Realized gain	—	(0.58)	(0.46)	(2.75)	(0.08)
Total distributions	(0.01)	(0.63)	(0.46)	(2.78)	(0.09)
Paid in capital from
redemption fees (Note 2)[2]	0.00	0.00	0.00	0.00	0.00
Net asset value, end of year	$15.33	$10.97	$13.32	$14.19	$14.81
Total return	39.85%	(13.79%)	(2.74%)	15.16%	10.55%

SUPPLEMENTAL DATA:
Net assets, end of
year (millions)	$31.5	$29.0	$48.0	$60.3	$71.8
Portfolio turnover rate	107%	133%	183%	218%	242%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived
and expenses absorbed	2.14%	1.91%	1.76%	1.66%	1.65%
After fees waived
and expenses absorbed	1.39%	1.39%	1.39%	1.39%	1.39%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived
and expenses absorbed	(1.13%)	(0.25%)	(0.26%)	(0.15%)	(0.33%)
After fees waived
and expenses absorbed	(0.38%)	0.27%	0.11%	0.12%	(0.07%)

[1]	Net investment income per share calculated using the average shares outstanding.
[2]	Does not round to $0.01 or ($0.01) per share, as applicable.

The accompanying notes are an integral part of these financial statements.

CAN SLIM® TACTICAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2021

NOTE 1 – ORGANIZATION

The CAN SLIM® Tactical Growth Fund, (formerly known as CAN SLIM® Select Growth Fund) (the “Fund”) is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The Fund commenced operations on September 26, 2005.

The investment objective of the Fund is long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”) and Master Limited Partnerships (“MLPs”), that are traded on U.S. national or foreign securities exchanges, are valued at either the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs and MLPs, that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth

CAN SLIM® TACTICAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2021 (CONTINUED)

in the pricing procedures adopted by the Board of Trustees (the “Board”). Fair value pricing is an inherently subjective process and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

CAN SLIM® TACTICAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2021 (CONTINUED)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021. See the Schedule of Investments for the industry breakout.

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$26,060,007	$—	$—	$26,060,007
Investment
Companies	3,149,756	—	—	3,149,756
Real Estate
Investment Trusts	313,839	—	—	313,839
Short-Term
Investments	2,120,393	—	—	2,120,393
Total Investments
in Securities	$31,643,995	$—	$—	$31,643,995

B.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31 and net investment losses incurred after December 31, and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year.  As of March 31, 2021, there were no capital loss carryovers or post October losses for the Fund.

CAN SLIM® TACTICAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2021 (CONTINUED)

As of March 31, 2021, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years.  The Fund identifies its major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.
Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.	Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains for the Fund normally are declared and paid on an annual basis.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding, rounded to

CAN SLIM® TACTICAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2021 (CONTINUED)

the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share is equal to the Fund’s NAV per share. The Fund charges a 2.00% redemption fee on shares held less than 30 days. This fee is deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as paid-in-capital and such fees become part of the Fund’s daily NAV calculation.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  These differences are primarily due to net operating loss & short term reclassifications, dividend reclassifications, and equalization. For the year ended March 31, 2021 the following adjustments were made:

Distributable Earnings	Paid-In Capital
$(210,321)	$210,321

I.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved liquidity risk management program that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

J.	Subsequent Events. In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial

CAN SLIM® TACTICAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2021 (CONTINUED)

statements were issued. The Fund has determined that there are no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The NorthCoast Asset Management LLC (the “Adviser”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”). Under the Agreement, the Adviser furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. The amount of investment advisory fees incurred by the Fund for the year ended March 31, 2021 is disclosed in the Statement of Operations. The investment advisory fees incurred are paid monthly to the Adviser, net of any monthly waiver or reimbursement discussed below.

The Adviser has contractually agreed to limit the Fund’s total expenses to 1.39% of the Fund’s average daily net assets. The contract’s term is indefinite and may be terminated only by the Board. The amount of fees waived and expenses absorbed by the Adviser during the year ended March 31, 2021 is disclosed in the Statement of Operations.

The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees waived and/or Fund expenses it pays over the following three years after payment. At March 31, 2021, the remaining cumulative unreimbursed amount paid and/or waived by the Adviser on behalf of the Fund that may be recouped is shown in the table below. The Adviser may recapture a portion of the unreimbursed amount no later than the dates stated.

Expiration	Amount
March 31, 2022	$209,456
March 31, 2023	223,473
March 31, 2024	245,356
Total	$678,285

Any recapture of a fee waived or expense reimbursed should occur prior to the end of the third year after the reimbursement was paid, provided the aggregate amount of the Fund’s current operating

CAN SLIM® TACTICAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2021 (CONTINUED)

expenses for such year does not exceed the lesser expense cap in place at the time of waiver or reimbursement. Any amount due from the Adviser is paid monthly to the Fund, if applicable.

The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement. Any such reimbursement is also contingent upon the Board of Trustee’s review and approval.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s Administrator, fund accountant and transfer agent. In those capacities Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Fund to Fund Services for these services for the year ended March 31, 2021, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. U.S. Bank N.A. serves as custodian to the Fund and is an affiliate of Fund Services.

The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of the Fund. These fees may be used by the Distributor to provide compensation for sales support, distribution activities, or shareholder servicing activities.  Distribution fees incurred by the Fund during the year ended March 31, 2021, are disclosed in the Statement of Operations.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the year ended March 31, 2021, the cost of purchases and the proceeds from the sale or maturity of securities, excluding short-term investments, were $31,176,824 and $38,762,273, respectively.

There were no purchases or sales of U.S. Government securities during the year ended March 31, 2021.

CAN SLIM® TACTICAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2021 (CONTINUED)

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended March 31, 2021 and March 31, 2020 were as follows:

	2021	2020
Distribution paid from:
Ordinary income	$25,084	$1,474,925
Capital gains	—	479,461
Total	$25,084	$1,954,386

As of March 31, 2021, the components of distributable earnings on a tax basis were as follows:

Cost of investments	$27,453,142
Gross tax unrealized appreciation	4,478,854
Gross tax unrealized depreciation	(288,001)
Net tax unrealized appreciation (depreciation)	4,190,853
Undistributed ordinary income	1,666,875
Undistributed long-term capital gain	831,808
Total distributable earnings	2,498,683
Other accumulated gain (loss)	—
Total accumulated gain (loss)	$6,689,536

At March 31, 2021, the difference between book and tax-basis of cost of investments and net unrealized depreciation was attributable primarily to the treatment of wash sales.

NOTE 6 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Fund a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes. Credit facility details for the year ended March 31, 2021, are as follows:

Maximum available credit	$3,000,000
Largest amount outstanding on an individual day	78,000
Average daily loan outstanding	47,625
Credit facility outstanding as of March 31, 2021	—
Average interest rate	3.25%

Interest expense for the year ended March 31, 2021 is disclosed in the Statement of Operations.

CAN SLIM® TACTICAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2021 (CONTINUED)

NOTE 7 – (COVID-19) PANDEMIC

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

CAN SLIM® TACTICAL GROWTH FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Board of Trustees of Professionally Managed Portfolios
and Shareholders of the CAN SLIM Tactical Growth Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of CAN SLIM Tactical Growth Fund (formerly known as CAN SLIM Select Growth Fund) (the “Fund”), a series of Professionally Managed Portfolios, including the schedule of investments, as of March 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the Fund’s auditor since 1995.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2021 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
June 1, 2021

CAN SLIM® TACTICAL GROWTH FUND

EXPENSE EXAMPLE
FOR THE SIX MONTHS ENDED MARCH 31, 2021 (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) redemption fees and (2) ongoing costs, including investment advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (10/1/20 – 3/31/21).

Actual Expenses

The “Actual” line of the following table provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Fund Services, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, the Fund’s transfer agent currently charges a $15.00 fee. You will be charged a redemption fee equal to 2% of the net amount of the redemption if you redeem your shares within 30 days after you purchase them. An Individual Retirement Account will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These expenses are not included in the example. The example includes, but is not limited to, investment advisory fees, shareholder servicing fees, fund accounting fees, fund administration fees, custody fees and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

CAN SLIM® TACTICAL GROWTH FUND

EXPENSE EXAMPLE
FOR THE SIX MONTHS ENDED MARCH 31, 2021 (UNAUDITED) (CONTINUED)

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	10/1/20	3/31/21	10/1/20-3/31/21[1]
Actual	$1,000.00	$1,144.90	$7.43
Hypothetical
(5% return
before expenses)	1,000.00	1,018.00	6.99

[1]
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.39% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 182/365 (to reflect the one-half year period).

CAN SLIM® TACTICAL GROWTH FUND

TRUSTEES AND EXECUTIVE OFFICERS
(UNAUDITED)

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund.  The Board, in turn, elects the officers of the Trust, who are responsible for the day-to-day operations of the Trust and its separate series.  The current Trustees and executive officers of the Trust, their birth dates, positions with the Trust, terms of office with the Trust and length of time served, their principal occupations during the past five years and other directorships are set forth in the table below.

		Term of		Number of
		Office(2)		Portfolios	Other
		and	Principal	in Fund	Directorships
	Position	Length	Occupation	Complex(3)	Held During
Name, Address	with the	of Time	During Past	Overseen	Past Five
and Age	Trust(1)	Served	Five Years	by Trustees	Years

Independent Trustees of the Trust

Kathleen T. Barr	Trustee	Indefinite	Retired; Chair	1	Independent
(born 1955)		Term;	of the Governing		Director,
c/o U.S. Bank Global		Since	Council,		Muzinich
Fund Services		November	Independent		BDC, Inc.
2020 E. Financial Way		2018.	Directors		(2019 to
Suite 100			Council		present);
Glendora, CA 91741			(since 2020);		Independent
			formerly,		Trustee for
			President,		the William
			Officer,		Blair Funds
			Senior owner		(2013 to
			of a registered		present)
			investment		(21 series).
adviser,
Productive
Capital
Management, Inc.
(2010 to 2013);
formerly, Chief
Administrative
Officer, Senior
Vice President and
Senior Managing
Director of Allegiant
Asset Management
Company (merged
with PNC Capital
Advisors, LLC
in 2009);

CAN SLIM® TACTICAL GROWTH FUND

TRUSTEES AND EXECUTIVE OFFICERS
(UNAUDITED) (CONTINUED)

		Term of		Number of
		Office(2)		Portfolios	Other
		and	Principal	in Fund	Directorships
	Position	Length	Occupation	Complex(3)	Held During
Name, Address	with the	of Time	During Past	Overseen	Past Five
and Age	Trust(1)	Served	Five Years	by Trustees	Years

Kathleen T. Barr (Continued)			formerly, Chief
Administrative
Officer, Chief
Compliance
Officer
and Senior
Vice President
of PNC Funds
and PNC
Advantage Funds
(f/k/a Allegiant
Funds)
(registered
investment
companies).

Wallace L. Cook	Trustee	Indefinite	Investment	1	Trustee,
(born 1939)		Term;	Consultant;		The Dana
c/o U.S. Bank Global		Since	formerly, Chief		Foundation.
Fund Services		May	Executive Officer,
2020 E. Financial Way		1991.	Rockefeller Trust
Suite 100			Co., (prior thereto
Glendora, CA 91741			Senior Vice
President), and
Managing Director,
Rockefeller & Co.
(Investment Manager
and Financial Advisor);
formerly, Senior Vice
President, Norton
Simon, Inc.
(international
consumer products
conglomerate).

CAN SLIM® TACTICAL GROWTH FUND

TRUSTEES AND EXECUTIVE OFFICERS
(UNAUDITED) (CONTINUED)

		Term of		Number of
		Office(2)		Portfolios	Other
		and	Principal	in Fund	Directorships
	Position	Length	Occupation	Complex(3)	Held During
Name, Address	with the	of Time	During Past	Overseen	Past Five
and Age	Trust(1)	Served	Five Years	by Trustees	Years

Eric W. Falkeis	Trustee	Indefinite	Chief	1	Independent
(born 1973)		Term;	Executive		Director,
c/o U.S. Bank Global		Since	Officer, Tidal		Muzinich
Fund Services		September	ETF Services		BDC, Inc.
2020 E. Financial Way		2011.	LLC (2018 to		(2019 to
Suite 100	Chair-	Indefinite	present); formerly,		present);
Glendora, CA 91741	person	Term;	Chief Operating		Interested
		Since	Officer, Direxion		Trustee,
		August	Funds (2013 to		Tidal ETF
		2019.	2018); formerly,		Trust (2018
			Senior Vice		to present)
			President and		(21 series);
			Chief Financial		Former
			Officer (and other		Interested
			positions), U.S.		Trustee,
			Bancorp Fund		Direxion
			Services, LLC		Funds
			(1997 to 2013).		(22 series),
Direxion
Shares ETF
Trust
(112 series)
and Direxion
Insurance
Trust (2013
to 2018).

Carl A. Froebel	Trustee	Indefinite	Formerly,	1	None.
(born 1938)		Term;	President and
c/o U.S. Bank Global		Since	Founder, National
Fund Services		May	Investor Data
2020 E. Financial Way		1991.	Services, Inc.
Suite 100			(investment
Glendora, CA 91741			related computer
software).

CAN SLIM® TACTICAL GROWTH FUND

TRUSTEES AND EXECUTIVE OFFICERS
(UNAUDITED) (CONTINUED)

		Term of		Number of
		Office(2)		Portfolios	Other
		and	Principal	in Fund	Directorships
	Position	Length	Occupation	Complex(3)	Held During
Name, Address	with the	of Time	During Past	Overseen	Past Five
and Age	Trust(1)	Served	Five Years	by Trustees	Years

Steven J. Paggioli	Trustee	Indefinite	Consultant;	1	Independent
(born 1950)		Term;	formerly,		Director,
c/o U.S. Bank Global		Since	Executive		Muzinich
Fund Services		May	Vice President,		BDC, Inc.
2020 E. Financial Way		1991.	Investment		(2019 to
Suite 100			Company		present);
Glendora, CA 91741			Administration,		Independent
			LLC (mutual fund		Trustee,
			administrator).		AMG Funds
(1993 to
present)
(49 series);
Advisory
Board
Member,
Sustainable
Growth
Advisers, LP.

CAN SLIM® TACTICAL GROWTH FUND

TRUSTEES AND EXECUTIVE OFFICERS
(UNAUDITED) (CONTINUED)

		Term of		Number of
		Office(2)		Portfolios	Other
		and	Principal	in Fund	Directorships
	Position	Length	Occupation	Complex(3)	Held During
Name, Address	with the	of Time	During Past	Overseen	Past Five
and Age	Trust(1)	Served	Five Years	by Trustees	Years

Ashi S. Parikh	Trustee	Indefinite	Investment	1	Board of
(born 1966)		Term;	professional;		Directors
c/o U.S. Bank Global		Since	formerly, Chief		Member,
Fund Services		June	Executive and		Investment
2020 E. Financial Way		2020.	Chief Investment		Working
Suite 100			Officer and various		Group, The
Glendora, CA 91741			other positions,		Ohio State
			RidgeWorth		University
			Investments, LLC		Endowments
			(global investment		and
			management firm)		Foundation
			(2006 to 2017);		(2016 to
			formerly, Chief		present);
			Investment Officer		Board of
			Institutional Growth		Directors,
			Equities, Eagle		World
			Asset Management		Methodist
			(financial advisor);		Council,
			formerly Sr. Managing		Investment
			Director, Growth		Committee
			Equities, Banc One		(2018 to
			Investment Advisors		present);
			(financial advisor).		Independent
Trustee,
PNC Funds
(2018 to
2019)
(32 series);
Interested
Trustee,
RidgeWorth
Funds (2014
to 2017)
(35 series).

CAN SLIM® TACTICAL GROWTH FUND

TRUSTEES AND EXECUTIVE OFFICERS
(UNAUDITED) (CONTINUED)

		Term of		Number of
		Office(2)		Portfolios	Other
		and	Principal	in Fund	Directorships
	Position	Length	Occupation	Complex(3)	Held During
Name, Address	with the	of Time	During Past	Overseen	Past Five
and Age	Trust(1)	Served	Five Years	by Trustees	Years

Officers of the Trust

Elaine E. Richards	President	Indefinite	Senior Vice	Not	Not
(born 1968)		Term;	President,	Applicable.	Applicable.
c/o U.S. Bank Global		Since	U.S. Bank
Fund Services		March	Global Fund
2020 E. Financial Way		2013.	Services since
Suite 100			July 2007.
Glendora, CA 91741

Carl G. Gee, J.D.	Secretary	Indefinite	Assistant Vice	Not	Not
(born 1990)	& Vice	Term;	President, U.S.	Applicable.	Applicable.
c/o U.S. Bank Global	President	Since	Bank Global
Fund Services		February	Fund Services
615 East Michigan St.		2021.	since August
Milwaukee, WI 53202			2016; Summer
Associate, Husch
Blackwell LLP
(2015); Law
Clerk, Brady
Corporation
(global printing
systems, labels
and safety
products company)
(2014 to 2015).

Aaron J. Perkovich	Vice	Indefinite	Vice	Not	Not
(born 1973)	President	Term;	President,	Applicable.	Applicable.
c/o U.S. Bank Global		Since	U.S. Bank
Fund Services		March	Global Fund
615 East Michigan St.		2017.	Services since
Milwaukee, WI 53202	Treasurer	Indefinite	June 2006.
Term;
Since
August
2016.

CAN SLIM® TACTICAL GROWTH FUND

TRUSTEES AND EXECUTIVE OFFICERS
(UNAUDITED) (CONTINUED)

		Term of		Number of
		Office(2)		Portfolios	Other
		and	Principal	in Fund	Directorships
	Position	Length	Occupation	Complex(3)	Held During
Name, Address	with the	of Time	During Past	Overseen	Past Five
and Age	Trust(1)	Served	Five Years	by Trustees	Years

Melissa Breitzman	Assistant	Indefinite	Assistant Vice	Not	Not
(born 1983)	Treasurer	Term;	President,	Applicable.	Applicable.
c/o U.S. Bank Global		Since	U.S. Bank
Fund Services		August	Global Fund
615 East Michigan St.		2016.	Services LLC
Milwaukee, WI 53202			since June 2005.

Craig Benton	Assistant	Indefinite	Assistant Vice	Not	Not
(born 1985)	Treasurer	Term;	President,	Applicable.	Applicable.
c/o U.S. Bank Global		Since	U.S. Bank
Fund Services		August	Global Fund
615 East Michigan St.		2016.	Services since
Milwaukee, WI 53202			November 2007.

Cory Akers	Assistant	Indefinite	Assistant Vice	Not	Not
(born 1978)	Treasurer	Term;	President,	Applicable.	Applicable.
c/o U.S. Bank Global		Since	U.S. Bank
Fund Services		August	Global Fund
615 East Michigan St.		2017.	Services since
Milwaukee, WI 53202			October 2006.

Donna Barrette	Chief	Indefinite	Senior Vice	Not	Not
(born 1966)	Compli-	Term;	President and	Applicable.	Applicable.
c/o U.S. Bank Global	ance	Since	Compliance
Fund Services	Officer	July	Officer,
615 East Michigan St.	Anti-	2011.	U.S. Bank
Milwaukee, WI 53202	Money		Global Fund
	Launder-		Services since
	ing		August 2004.
Officer
Vice
President

(1)	All Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
Under the terms of the Board’s retirement policy, a Trustee shall retire at the end of the calendar year in which he or she reaches the age of 78 (or, in the case of a Trustee who was over the age of 78 at the time the retirement policy was adopted in 2019, December 31, 2021).

(3)
The Trust is comprised of numerous series managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series.

CAN SLIM® TACTICAL GROWTH FUND

FEDERAL TAX INFORMATION
(UNAUDITED)

For the year ended March 31, 2021, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017.

The percentage of dividends declared from ordinary income designated as qualified dividend income for the year ended March 31, 2021 was 31.63%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended March 31, 2021 was 27.65%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distribution under Internal Revenue Section 871(k)(2)(c) for the year ended March 31, 2021 was 0.00%.

CAN SLIM® TACTICAL GROWTH FUND

INFORMATION ABOUT PROXY VOTING
(UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request without charge by calling (800) 558-9105. Furthermore, you can obtain the description on the SEC’s web site at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available upon request without charge by calling (800) 558-9105. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s web site at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS
(UNAUDITED)

The Funds’ quarterly holdings for the most recent fiscal year can be obtained by accessing the Funds’ website at www.northcoastam.com The Fund files its complete schedule of portfolio holdings with the SEC for its first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.  The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov.  The Fund’s Form N-PORT may also be obtained by calling (800) 558-9105.

INFORMATION ABOUT THE FUND’S TRUSTEES
(UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 558-9105. Furthermore, you can obtain the SAI on the SEC’s web site at www.sec.gov or the Fund’s web site at www.northcoastam.com.

CAN SLIM® TACTICAL GROWTH FUND

INFORMATION ABOUT HOUSEHOLDING
(UNAUDITED)

Each year, you are automatically sent an updated prospectus as well as annual and semi-annual reports for the Fund, if applicable. To reduce expenses, the Fund may mail only one copy of the Funds' prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Funds’ transfer agent at (800) 558-9105 (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request. In addition, see the Important Notice on the cover page for changes to the distribution of the annual and semi-annual reports effective January 1, 2021.

CAN SLIM® TACTICAL GROWTH FUND

PRIVACY NOTICE
(UNAUDITED)

The Fund collects non-public personal information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us verbally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholder or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from the governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Investment Adviser
NorthCoast Asset Management LLC
One Greenwich Office Park
Greenwich, CT 06831
www.northcoastam.com

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

Custodian
U.S. Bank N.A. Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant,
and Fund Administration
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(800) 558-9105

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, 29th Floor
Philadelphia, PA 19102

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, NY 10019
_____________________________________________________________
CAN SLIM® Tactical Growth Fund
Symbol – CANGX
CUSIP – 742935448

(b)  Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Kathleen T. Barr and Messrs. Wallace L. Cook, Carl A. Froebel, Eric W. Falkeis, Steven J. Paggioli, and Ashi S. Parikh are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following tables detail the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

CAN SLIM Tactical Growth Fund

	FYE 3/31/2021	FYE 3/31/2020
Audit Fees	$19,800	$19,400
Audit-Related Fees	N/A	N/A
Tax Fees	$2,700	$2,700
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentages of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 3/31/2021	FYE 3/31/2020
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 3/31/2021	FYE 3/31/2020
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title) /s/ Elaine E. Richards
    Elaine E. Richards, President/Principal Executive Officer

Date   June 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Elaine E. Richards
    Elaine E. Richards, President/Principal Executive Officer

Date   June 8, 2021

By (Signature and Title) /s/ Aaron J. Perkovich
    Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date   June 8, 2021

* Print the name and title of each signing officer under his or her signature.